Note 2 - Revenue Recognition	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
2.	REVENUE RECOGNITION

Per ASC Topic 606, management determined that the primary sources of revenue emanate from interest income on loans and investments, along with noninterest revenue resulting from investment security gains, gains on the sale of loans, and BOLI income are not within the scope of ASC 606. These revenue sources cumulatively comprise 90.9% of the Company's total revenue.

The main types of noninterest income within the scope of the standard are as follows:

Service charges on deposit accounts – The Company has contracts with its deposit customers where fees are charged if the account balance falls below predetermined levels defined as compensating balances. The agreements can be canceled at any time by either the Company or the deposit customer. Revenue from these transactions is recognized monthly as the Company has an unconditional right to the fee consideration. The Company also has transaction fees related to specific customer requests or activities, including overdraft fees, online banking fees, and other transaction fees. All of these fees are attributable to particular performance obligations of the Company where the revenue is recognized at a defined point in time, which is the completion of the requested service/transaction.

Gains (losses) on sale of other real estate owned (“OREO”) - Gains and losses are recognized after the property sale when the buyer obtains control of the real estate, and all of the performance obligations of the Company have been satisfied. Evidence of the buyer obtaining control of the asset includes the transfer of the property title, physical possession of the asset, and the buyer securing control of the risks and rewards related to the asset. In situations where the Company agrees to provide financing to facilitate the sale, additional analysis is performed to ensure that the contract for sale identifies the buyer and seller, the asset to be transferred, and the payment terms, that the contract has an actual commercial substance and that amounts due from the buyer are reasonable. In situations where financing terms are not reflective of current market terms, the transaction price is discounted, impacting the gain/loss and the carrying value of the asset. Gains and losses on the sale of OREO are reported in the Consolidated Statement of Income.

Revenue from investment services – The Company earns investment services revenue through its servicing partnership with LPL Financial. The performance obligation to investment management customers is satisfied over time, and therefore, revenue is recognized over time.  The Company generally receives trailing investment services revenue in arrears and recognizes the revenue when the monthly statement is received.

The following table depicts the disaggregation of revenue derived from contracts with customers to describe the nature, amount, timing, and uncertainty of revenue and cash flows for the years ended December 31,

Noninterest Income	2021	2020
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$727	$665
ATM banking fees	1,377	1,061
Service charges and other fees	1,321	813
Gain (loss) on equity securities (a)	209	(101)
Earnings on bank-owned life insurance (a)	546	427
Gain on sale of loans (a)	1,240	1,487
Revenue from investment services (b)	727	526
Other income	1,059	1,112
Total noninterest income	$7,206	$5,990

Gain on other real estate owned	$(43)	$(253)

(a)	Not within scope of ASC 606
(b)	From services offered by the Company through it's servicing partnership with LPL Financial